Document and Entity Information	Feb. 11, 2021
Document Type	8-K
Document Period End Date	Feb. 11, 2021
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000831001
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	C
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 7.125% Fix/Float Rate Noncum Pref Stk, Ser J
Trading Symbol	C Pr J
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Title of 12(b) Security	Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol	C Pr K
Security Exchange Name	NYSE
Series S Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares, represent 1/1,000th interest in a share of 6.300% Noncum Pref Stock, Ser S
Trading Symbol	C Pr S
Security Exchange Name	NYSE
Citigroup Capital III [Member]
Title of 12(b) Security	7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol	C/36Y
Security Exchange Name	NYSE
Citigroup Capital XIII [Member]
Title of 12(b) Security	7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol	C N
Security Exchange Name	NYSE
Citigroup Capital XVIII [Member]
Title of 12(b) Security	6.829% FXD / FRN Enhanced TruPS of Cap XVIII (and registrant’s guaranty)
Trading Symbol	C/67BP
Security Exchange Name	NYSE
Series N Medium Term Senior Notes [Member]
Title of 12(b) Security	MTN, Series N, Callable Step-Up Coupon Notes Due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/36A
Security Exchange Name	NYSE
Series G Medium Term Senior Notes [Member]
Title of 12(b) Security	MTN, Series G, Callable Fixed Rate Notes Due Jan 2027
Trading Symbol	C27C
Security Exchange Name	NYSE
Series N Medium Term Senior Notes Due Dec 2035 [Member]
Title of 12(b) Security	MTN, Series N, Callable Fixed Rate Notes Due Dec 2035 of CGMHI (and registrant’s guaranty)
Trading Symbol	C/35
Security Exchange Name	NYSE